Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets
Schedule of Intangible Assets
		Customer
	Technology	Relationships	Total

Cost
Balance, January 1, 2018 and December 31, 2018	$714,000	$186,131	$900,131
Impairment	(714,000)	-	(714,000)
Disposals (1)	-	(186,131)	(186,131)

Balance, December 31, 2019 and 2020	-	-	-

Accumulated Amortization
Balance, January 1, 2018 and December 31, 2018	-	97,722	97,722
Disposals (1)	-	(97,722)	(97,722)

Balance, December 31, 2019 and 2020	-	-	-

Carrying Amounts
At December 31, 2018	$714,000	$88,409	$802,409

At December 31, 2019	$-	$-	$-

At December 31, 2020	$-	$-	$-

(1)	The Company disposed of its customer relationships intangible assets and related amortization on November 8, 2019 with the sale of DenseLight (Note 23).